Offerings - Offering: 1	Mar. 31, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Medium-Term Senior Notes, Series G
Amount Registered | shares	1,500
Proposed Maximum Offering Price per Unit	534.76
Maximum Aggregate Offering Price	$ 802,140
Fee Rate	0.01531%
Amount of Registration Fee	$ 122.81
Offering Note	The filing fee paid with this filing pursuant to Rule 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), was originally deferred in accordance with Rule 456(b) under the Securities Act.